SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AND RECOGNIZED (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Marketable securities	$ 22,462
Trade and other receivables	88,399	99,854
Assets	220,900	173,668
Consideration payable	47,402	38,781
Liabilities	157,212	127,372
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Marketable securities	22,462
Trade and other receivables
Assets	22,462
Consideration payable
Liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Marketable securities
Trade and other receivables	20,371	17,402
Assets	20,371	17,402
Consideration payable
Liabilities
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Marketable securities
Trade and other receivables
Assets
Consideration payable	20,243	10,158
Liabilities	$ 20,243	$ 10,158